Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating costs	$ 945,787	$ 180,104	$ 1,448	$ 3,445,690
Loss from operations	(945,787)	(180,104)	(1,448)	(3,445,690)
Interest income	16,401	4,075		16,200
Warrant issue costs		(115,404)		(115,404)
Change in fair value of warrant liability	3,262,458	(296,167)		(3,322,267)
Total other income (expense)	3,278,859	(407,496)		(3,421,471)
Net income (loss)	2,333,072	(587,600)	$ (1,448)	$ (6,867,161)
Net loss per ordinary share:
Revenues	15,804,000
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)				4,755,569
Basic and diluted net income (loss) per share (in Dollars per share)				$ (0.35)
FAZE CLAN, INC. [Member]
Loss from operations	(7,679)	(4,869)		$ (31,454)	$ (24,238)
Net income (loss)	(9,541)	(5,703)		(36,866)	(28,777)
Net loss per ordinary share:
Revenues	15,804	9,846		52,852	37,166
Cost of revenues	11,765	7,600		41,553	28,072
Gross profit	4,039	2,246		11,299	9,094
Operating expenses:
General and administrative	10,573	6,774		39,401	31,975
Sales and marketing	1,145	341		3,352	1,357
Interest expense, net	1,851	904		5,467	3,780
Other, net	11	(70)		(55)	759
Total other expense:	$ 1,862	$ 834		$ 5,412	$ 4,539
Basic and diluted weighted average shares outstanding (in Shares)	9,268,822	8,151,888		8,619,131	7,941,652
Basic and diluted net income (loss) per share (in Dollars per share)	$ (1.03)	$ (0.7)		$ (4.28)	$ (3.62)
Class A Common Stock
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	17,770,000	7,108,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)		(0.35)
Class B Common Stock
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.05)	$ 0	$ (0.35)